Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member] Series A Preferred Stock [Member]	Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Series A Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series A Preferred Stock [Member]	Additional Paid-in Capital [Member] Series B Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series A Preferred Stock [Member]
Beginning balance at Dec. 31, 2012	$ (58,337)			$ 75,890					$ 339			$ (58,676)
Beginning balance, shares at Dec. 31, 2012				70,463,000			410,547
Exercise of stock options	16								16
Exercise of stock options, shares							11,357
Stock-based compensation expense	315								315
Net loss	(15,720)											(15,720)
Ending balance at Dec. 31, 2013	(73,726)			$ 75,890					670			(74,396)
Ending balance, shares at Dec. 31, 2013				70,463,000			421,904
Exercise of stock options	177						$ 1		176
Exercise of stock options, shares							98,401
Stock-based compensation expense	274								274
Issuance of common stock upon completion of initial public offering, net of offering costs					$ 4,932
Issuance of common stock upon completion of initial public offering, net of offering costs, shares					5,000,000
Modification of preferred stock		$ (6,037)			$ 6,037					$ (1,027)			$ (5,010)
Net loss	(15,772)											(15,772)
Ending balance at Dec. 31, 2014	$ (95,084)			$ 86,859			$ 1		93			(95,178)
Ending balance, shares at Dec. 31, 2014	520,305			75,463,000			520,305
Exercise of stock options	$ 95								95
Exercise of stock options, shares	41,601						50,832
Stock-based compensation expense	$ 472								472
Issuance of common stock upon completion of initial public offering, net of offering costs						$ 21,090
Issuance of common stock upon completion of initial public offering, net of offering costs, shares						17,107,303
Conversion of convertible preferred stock to common stock						$ 15,798
Modification of preferred stock		$ 11,481	$ (26)		$ (11,481)	$ 26				11,481	$ (26)
Conversion of convertible preferred stock to common stock, shares						12,284,466
Net loss	(25,040)											(25,040)
Ending balance at Dec. 31, 2015	$ (108,102)			$ 112,292			$ 1		12,115			(120,218)
Ending balance, shares at Dec. 31, 2015	571,137			104,854,769			571,137
Exercise of stock options	$ 43								43
Exercise of stock options, shares							17,789
Stock-based compensation expense	805								805
Issuance of common stock upon completion of initial public offering, net of offering costs	42,529						$ 6		42,523
Issuance of common stock upon completion of initial public offering, net of offering costs, shares							6,250,000
Conversion of convertible preferred stock to common stock	112,292			$ (112,292)			$ 10		112,282
Conversion of convertible preferred stock to common stock, shares				(104,854,769)			9,699,600
Issuance of common stock to settle accruing dividends								$ 3		$ (3)
Issuance of common stock to settle accruing dividends, Shares								2,590,742
Issuance of common stock for partial payment of accrued bonus	62								62
Issuance of common stock for partial payment of accrued bonus, shares							10,218
Conversion of preferred stock warrant to common stock warrant	28								28
Net loss	(17,044)											(17,044)
Ending balance at Jun. 30, 2016	$ 30,613						$ 20		$ 167,855			$ (137,262)
Ending balance, shares at Jun. 30, 2016	19,139,486						19,139,486